Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	7.92%	11.19%	13.72%	(14.65%)	21.65%	7.83%	25.81%	(1.61%)	16.22%	9.59%
Boston Trust Equity Fund | Boston Trust Equity Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	8.90%	13.72%	17.29%	(14.17%)	29.77%	14.53%	31.47%	(2.55%)	20.67%	12.01%
Boston Trust Midcap Fund | Boston Trust Midcap Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	4.35%	10.28%	13.05%	(10.94%)	24.81%	8.82%	28.59%	(3.36%)	20.02%	12.13%
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	0.73%	10.17%	13.14%	(12.04%)	30.46%	8.26%	26.74%	(5.62%)	18.39%	20.16%
Boston Trust Walden Balanced Fund | Boston Trust Walden Balanced Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	10.66%	6.88%	12.18%	(13.67%)	19.38%	8.26%	23.70%	(1.90%)	14.88%	9.08%
Boston Trust Walden Equity Fund | Boston Trust Walden Equity Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	13.34%	9.81%	16.29%	(13.55%)	27.99%	13.28%	32.30%	(2.54%)	20.77%	1.80%
Boston Trust Walden Midcap Fund | Boston Trust Walden Midcap Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	4.85%	10.40%	13.88%	(10.91%)	24.89%	8.76%	28.38%	(3.58%)	19.62%	12.13%
Boston Trust Walden SMID Cap Fund | Boston Trust Walden SMID Cap Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	0.32%	10.39%	16.39%	(14.59%)	30.07%	9.13%	26.12%	(5.59%)	16.94%	20.11%
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	(1.01%)	12.55%	10.09%	(9.07%)	28.17%	8.17%	29.88%	(6.00%)	12.25%	23.29%
Boston Trust Walden International Equity Fund | Boston Trust Walden International Equity Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	19.63%	5.33%	16.19%	(13.10%)	13.43%	7.16%	20.62%	(10.18%)	19.92%	0.52%